Liquidity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 7,027,964	$ 546,294
Net loss	(2,218,062)	(1,755,042)	$ (980,098)
Working capital	3,100,000	1,600,000
Shareholders equity	16,901,778	$ (1,648,610)	$ (817,393)	$ 27,033
Major Shareholders [Member]
Shareholders equity	164,000
Changbin Xia [Member]
Related party loan	$ 1,000,000